Investment in associates (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Statement [Line Items]
Exploration and evaluation	$ 18,578
Marketing	1,369
Share-based compensation	4,219
Administrative and other	(387)
Net loss of associate, 100%	19,367
Company's share of net loss of associates	5,880
Cost recoveries	(4,412)
Dolly Varden [Member]
Statement [Line Items]
Exploration and evaluation	16,936
Marketing	1,057
Share-based compensation	1,786
Administrative and other	(508)
Net loss of associate, 100%	19,271
Company's share of net loss of associates	5,856
Cost recoveries	$ 0
Average equity interest for the period	30.40%
UMS [Member]
Statement [Line Items]
Exploration and evaluation	$ 1,642
Marketing	312
Share-based compensation	2,433
Administrative and other	121
Net loss of associate, 100%	96
Company's share of net loss of associates	24
Cost recoveries	$ (4,412)
Average equity interest for the period	25.00%